INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of deferred components of income tax expense

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Current income tax expense	1,548	1,837	254
Deferred income tax benefit	(1,191)	(10)	(2)

Total	357	1,827	252